Consolidated Statement of Financial Position $ in Millions	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Non-current assets
Property, plant and equipment	$ 22,998	$ 23,664
Goodwill	119,946	117,908
Intangible assets	42,274	41,985
Investments in associates	5,061	5,002
Investment securities	166	161
Deferred tax assets	2,766	2,708
Pensions and similar obligations	154	150
Income tax receivables	440	444
Derivatives	313	145
Trade and other receivables	2,026	1,871
Total non-current assets	196,143	194,039
Current assets
Investment securities	353	306
Inventories	5,528	5,107
Income tax receivables	622	785
Derivatives	629	583
Trade and other receivables	7,404	6,161
Cash and cash equivalents	7,658	11,638
Assets classified as held for sale	48	190
Total current assets	22,242	24,769
Total assets	218,385	218,808
Equity
Issued capital	1,736	1,736
Share premium	17,620	17,620
Reserves	22,458	17,803
Retained earnings	51,686	50,128
Equity attributable to equity holders of AB InBev	93,500	87,287
Non-controlling interests	7,685	10,449
Total equity	101,185	97,736
Non-current liabilities
Interest-bearing loans and borrowings	68,908	72,128
Pensions and similar obligations	1,262	1,275
Deferred tax liabilities	11,565	11,400
Income tax payables	186	206
Derivatives	391	293
Trade and other payables	1,028	869
Provisions	384	425
Total non-current liabilities	83,724	86,596
Current liabilities
Bank overdrafts	29	14
Interest-bearing loans and borrowings	3,381	885
Income tax payables	1,235	1,825
Derivatives	4,021	6,104
Trade and other payables	24,605	25,455
Provisions	205	192
Total current liabilities	33,476	34,475
Total equity and liabilities	$ 218,385	$ 218,808